Document and Entity Information	Jul. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 02, 2024
Entity Registrant Name	HA SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35877
Entity Tax Identification Number	46-1347456
Entity Address Address Line 1	One Park Place
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Annapolis
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21401
City Area Code	410
Local Phone Number	571-9860
Entity Information Former Legal Or Registered Name	Hannon Armstrong Sustainable Infrastructure Capital, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001561894
Amendment Flag	false